Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	DUTCH BROS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40798
Entity Address, Address Line One	110 SW 4th Street
Entity Address, City or Town	Grants Pass,
Entity Address, State or Province	OR
Entity Tax Identification Number	87-1041305
Entity Address, Postal Zip Code	97526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	BROS
Security Exchange Name	NYSE
Local Phone Number	955-4700
City Area Code	541
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Period End Date	Jan. 10, 2022
Entity Central Index Key	0001866581
Amendment Flag	false